VIRTUS QUALITY LARGE-CAP VALUE FUND
VIRTUS QUALITY LARGE-CAP VALUE FUND

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015

Important Notice to Investors

Virtus Quality Large-Cap Value Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.42%	2.17%	1.17%
Less: Expense Reimbursement(b)	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.35%	2.10%	1.10%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$705	$985	$1,294	$2,167
Class C	Sold	$313	$665	$1,151	$2,492
	Held	$213	$665	$1,151	$2,492
Class I	Sold or Held	$112	$357	$630	$1,408

All Funds

The section “More Information About Fund Expenses” on page 47 of the statutory prospectus is hereby revised by replacing the first table and the paragraph that precedes the table and the first paragraph that follows that table with the following:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) through July 31, 2017 of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Contrarian Value Fund(1)	1.48%	N/A	2.23%	1.23%	1.10%
Virtus Growth & Income Fund	1.25%	N/A	2.00%	1.00%	N/A
Virtus Mid-Cap Core Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Mid-Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	N/A
Virtus Quality Large-Cap Value Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Quality Small-Cap Fund(1)	1.42%	N/A	2.17%	1.17%	N/A
Virtus Small-Cap Sustainable Growth Fund	1.50%	N/A	2.25%	1.25%	N/A
Virtus Strategic Growth Fund(1)	1.47%	2.22%	2.22%	1.22%	N/A
(1)	Fund expenses currently below the capped level.

Following the contractual period, VIA may discontinue these arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Investors should retain this supplement with the Prospectuses for future reference.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS QUALITY LARGE-CAP VALUE FUND		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		1.42%	2.17%	1.17%
Less: Expense Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.35%	2.10%	1.10%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS QUALITY LARGE-CAP VALUE FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	705	985	1,294	2,167
Class C	Sold	313	665	1,151	2,492
Class I	Sold or Held	112	357	630	1,408

Expense Example, No Redemption - VIRTUS QUALITY LARGE-CAP VALUE FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	705	985	1,294	2,167
Class C	Held	213	665	1,151	2,492
Class I	Sold or Held	112	357	630	1,408